Annual Operating Expenses {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-06 - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 30, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%